SCHEDULE OF ESTIMATED AMORTIZATION FOR INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Year I	$ 371,227
Year II	1,418,272	$ 1,502,013
Year III	913,733	1,409,517
Year IV	116,387	904,979
Year V	575,830	112,965
Year VI		611,810
Total	$ 3,395,449	$ 4,541,284